CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss before income tax	$ (12,932,043)	$ (5,808,572)
Adjustments for:
Depreciation of property, plant and equipment	19,654	75,270
Amortization of intangible assets	164,299	262,736
Fair value gain on financial asset	(16,064)	2,392
Unrealized fair value changes on derivative contract	94,963	(25,918)
Unrealized fair value changes on digital assets	(73,377)
Unrealized fair value changes on amount due to related parties denominated in digital assets	10,034,795	3,782,355
Interest expense	24,690	59,184
Interest income	(76,850)
Gain on disposal of subsidiary	(5,004)
Lease modification		42,597
Net income received or settled in digital assets	(1,689,774)	118,855
Amount due from/to related parties in digital asset-trade	1,902,575
Operating cash flows before working capital changes	(2,552,136)	(1,465,183)
Changes in working capital:
Trade and other receivables	(73,136)	58,573
Trade and other payables	892,967	263,497
Net cash (used in)/generated from operating activities	(1,732,305)	(1,143,113)
Cash flows from investing activities
Interest income	65,919
Change in fixed deposit	(49,339)
Purchase of intangible assets	(75,600)
Net cash used in investing activities	(59,020)
Cash flows from financing activities
Proceed paid to related parties, net	(2,235,802)
Proceed received from related parties, net	6,548,274	1,653,203
Lease repayment	(10,761)	(129,176)
Net cash generated from/(used in) financing activities	4,301,711	1,524,027
Net change in cash and cash equivalents	2,510,386	380,914
Cash and cash equivalents at beginning of period	3,766,347	98,162
Cash and cash equivalents at end of period	$ 6,276,733	$ 479,076